Basis of Preparation and Material Accounting Policies - Narrative (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 15, 2022	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Changes in tax rates or tax laws enacted or announced
Disclosure of detailed information about intangible assets [line items]
Incremental income taxes			$ 6
SVS
Disclosure of detailed information about intangible assets [line items]
Conversion rate, numerator (in shares)				1
Total Return Swap Agreement | SVS
Disclosure of detailed information about intangible assets [line items]
Notional amount of SVS (in shares)	3.0	2.5
Options
Disclosure of detailed information about intangible assets [line items]
Vesting period				4 years
RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period				3 years
Conversion rate, numerator (in shares)				1
PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period				3 years
Award requisite service period				3 years
PSUs | Share-based payment arrangements
Disclosure of detailed information about intangible assets [line items]
Vesting period				3 years
PSUs | Top of range
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				200.00%
PSUs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				0.00%
DSUs
Disclosure of detailed information about intangible assets [line items]
Conversion rate, numerator (in shares)				1
DSUs | Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors in cash (percent)				50.00%
DSUs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors in cash (percent)				0.00%
Percentage of annual fees paid to Board of Directors paid in form of awards (percent)				100.00%
DSUs | Middle Of Range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors in cash (percent)				25.00%
Vested in year 1 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				25.00%
Vested in year 1 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				33.33%
Vested in year 2 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				25.00%
Vested in year 2 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				33.33%
Vested in year 3 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				25.00%
Vested in year 3 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				33.33%
Vested in year 4 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting (as a) percentage				25.00%